Technology Expenses - Schedule of Technology Expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Technology Expenses [Line Items]
Technology expenses	R$ (181,980)	R$ (125,098)	R$ (344,442)	R$ (238,000)
Software Expenses [Member]
Schedule of Technology Expenses [Line Items]
Technology expenses	(161,977)	(111,726)	(293,227)	(200,944)
IT Services [Member]
Schedule of Technology Expenses [Line Items]
Technology expenses	R$ (20,003)	R$ (13,373)	R$ (51,215)	R$ (37,056)